THE EXCHEQUER VARIABLE ANNUITY

A FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED
AND VARIABLE ANNUITY CONTRACT
issued by
Security Life of Denver Insurance Company
and its
Security Life Separate Account A1

Supplement Effective as of May 1, 2009

This supplement updates and amends certain information contained in your prospectus dated May 1, 1998, and subsequent supplements thereto. Please read it carefully and keep it with your prospectus for future reference.
__________________________________________________________________________

IMPORTANT INFORMATION REGARDING PORTFOLIO NAME CHANGES

Effective May 1, 2009, certain of the Portfolios available through the Security Life Separate Account S-L1 will change their names as follows:

Former Portfolio Name	Current Portfolio Name

ING VP Balanced Portfolio	ING Balanced Portfolio

ING VP Index Plus International Equity Portfolio	ING Index Plus International Equity Portfolio

ING VP Intermediate Bond Portfolio	ING Intermediate Bond Portfolio

NOTICE OF UPCOMING PORTFOLIO MERGERS

Effective July 20, 2009 (the “Merger Effective Date”), the following Disappearing Portfolio will merge into and become part of the following Surviving Portfolio:

Disappearing Portfolio	Surviving Portfolio

ING Van Kampen Capital Growth Portfolio	ING RussellTM Large Cap Growth Index Portfolio

Effective August 10, 2009 (the “Merger Effective Date”), the following Disappearing Portfolio will merge into and become part of the following Surviving Portfolio:

Disappearing Portfolio	Surviving Portfolio

ING Index Plus International Equity Portfolio	ING International Index Portfolio

153385	Page 1 of 5	May 2009

IMPORTANT INFORMATION REGARDING THE UPCOMING PORTFOLIO MERGERS

· Prior to the Merger Effective Date, you may transfer amounts allocated to an Investment Division that invests in a Disappearing Portfolio to any other available Investment Division or to the Guaranteed Interest Division. See the “Your Right to Transfer Among Divisions” section beginning on page 27 of your Contract prospectus for information about making Investment Division transfers, including applicable restrictions and limits on transfers.

· On the Merger Effective Date, your investment in an Investment Division that invests in a Disappearing Portfolio will automatically become an investment in the Investment Division that invests in the corresponding Surviving Portfolio with an equal total net asset value. Unless you provide us with alternative allocation instructions, all future premiums received that would have been allocated to an Investment Division corresponding to a Disappearing Portfolio will be automatically allocated to the Investment Division corresponding to the applicable Surviving Portfolio. You may give us alternative allocation instructions by contacting our ING Customer Service Center at P.O. Box 5065, Minot, ND 58702-5065, 1-877-253-5050. See the “Your Right to Transfer Among Divisions” section beginning on page 27 of your Contract prospectus for information about making allocation changes.

· After the Merger Effective Date, the Investment Divisions that invest in the Disappearing Portfolios will no longer be available through your Contract.

· You will not incur any fees or charges or any tax liability because of the mergers, and your Accumulation Value immediately before the mergers will equal your Accumulation Value immediately after the mergers.

· There will be no further disclosure regarding the Disappearing Portfolios in future supplements to the Contract prospectus.

· Because of the upcoming Portfolio mergers, the following Portfolios will be added, effective May 1, 2009, to your Contract as available investment options:

  ING International Index Portfolio
  ING RussellTM Large Cap Growth Index Portfolio

IMPORTANT INFORMATION ABOUT THE PORTFOLIOS AVAILABLE THROUGH THE CONTRACT

Effective May 1, 2009, Investment Divisions which invest in the following Portfolios are available through the Variable Account:

  ING Evergreen Omega Portfolio (Class I)
  ING FMRSM Diversified Mid Cap Portfolio (Class I)
  ING Index Plus International Equity Portfolio (Class S)
  ING JPMorgan Emerging Markets Equity Portfolio (Class I)
  ING JPMorgan Small Cap Core Equity Portfolio (Class I)
  ING Limited Maturity Bond Portfolio (Class S)
  ING Liquid Assets Portfolio (Class I)
  ING MFS Utilities Portfolio (Class S)
  ING Pioneer Fund Portfolio (Class S)
  ING Stock Index Portfolio (Class I)
  ING Van Kampen Capital Growth Portfolio (Class I)
  ING Pioneer High Yield Portfolio (Class I)
  ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I)
  ING Van Kampen Equity and Income Portfolio (Class I)
  ING Balanced Portfolio (Class I)
  ING Intermediate Bond Portfolio (Class I)
  ING International Index Portfolio (Class S)
  ING RussellTM Large Cap Growth Index Portfolio (Class I)

More information about these Portfolios is contained in the tables below.

153385	Page 2 of 5	May 2009

The following chart lists the investment advisers and subadvisers and information regarding the investment objectives of the Portfolios available through the Contract. More detailed information about these Portfolios can be found in the current prospectus and Statement of Additional Information for each Portfolio.

There is no assurance that the stated investment objectives of any of the Portfolios will be achieved. Shares of the Portfolios will rise and fall in value and you could lose money by allocating Contract value to the Investment Divisions that invest in the Portfolios. Shares of the Portfolios are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all Portfolios are diversified, as defined under the 1940 Act.

Investment Adviser/
Portfolio Name	Subadviser	Investment Objective

ING Evergreen Omega Portfolio	Investment Adviser:	Seeks long-term capital growth.
(Class I)	Directed Services LLC
Subadviser:
Evergreen Investment Management
Company, LLC

ING FMRSM Diversified Mid Cap	Investment Adviser:	Seeks long-term growth of capital.
Portfolio (Class I)	Directed Services LLC
Subadviser:
Fidelity Management & Research
Co.

ING Index Plus International	Investment Adviser:	Seeks to outperform the total return
Equity Portfolio (Class S)	ING Investments, LLC	performance of the Morgan Stanley
	Subadviser:	Capital International Europe
	ING Investment Management	Australasia and Far East® Index
	Advisors, B. V.	(“MSCI EAFE® Index”), while
maintaining a market level of risk.

ING JPMorgan Emerging	Investment Adviser:	Seeks capital appreciation.
Markets Equity Portfolio	Directed Services LLC
(Class I)	Subadviser:
J.P. Morgan Investment Management
Inc.

ING JPMorgan Small Cap Core	Investment Adviser:	Seeks capital growth over the long
Equity Portfolio (Class I)	Directed Services LLC	term.
Subadviser:
J.P. Morgan Investment Management
Inc.

ING Limited Maturity Bond	Investment Adviser:	Seeks highest current income
Portfolio (Class S)	Directed Services LLC	consistent with low risk to principal
	Subadviser:	and liquidity and secondarily, seeks
	ING Investment Management Co.	to enhance its total return through
capital appreciation when market
factors, such as falling interest rates
and rising bond prices, indicate that
capital appreciation may be available
without significant risk to principal.

153385	Page 3 of 5	May 2009

Investment Adviser/
Portfolio Name	Subadviser	Investment Objective

ING Liquid Assets Portfolio	Investment Adviser:	Seeks high level of current income
(Class I)	Directed Services LLC	consistent with the preservation of
	Subadviser:	capital and liquidity.
ING Investment Management Co.

ING MFS Utilities Portfolio	Investment Adviser:	Seeks total return.
(Class S)	Directed Services LLC
Subadviser:
Massachusetts Financial Services
Company

ING Pioneer Fund Portfolio	Investment Adviser:	Seeks reasonable income and capital
(Class S)	Directed Services LLC	growth.
Subadviser:
Pioneer Investment Management,
Inc.

ING Stock Index Portfolio	Investment Adviser:	Seeks total return.
(Class I)	Directed Services LLC
Subadviser:
ING Investment Management Co.

ING Van Kampen Capital	Investment Adviser:	Seeks long-term capital appreciation.
Growth Portfolio (Class I)	Directed Services LLC
Subadviser:
Van Kampen

ING Pioneer High Yield Portfolio	Investment Adviser:	Seeks to maximize total return
(Initial Class)	Directed Services LLC	through income and capital
	Subadviser:	appreciation.
Pioneer Investment Management,
Inc.

ING T. Rowe Price Diversified	Investment Adviser:	Seeks long-term capital appreciation.
Mid Cap Growth Portfolio (Initial	Directed Services LLC
Class)	Subadviser:
T. Rowe Price Associates, Inc.

ING Van Kampen Equity and	Investment Adviser:	Seeks total return, consisting of long-
Income Portfolio (Initial Class)	Directed Services LLC	term capital appreciation and current
	Subadviser:	income.
Van Kampen

ING Balanced Portfolio (Class I)	Investment Adviser:	Seeks to maximize investment return,
	ING Investments, LLC	consistent with reasonable safety of
	Subadviser:	principal, by investing in a
	ING Investment Management Co.	diversified portfolio of one or more
of the following asset classes:
stocks, bonds and cash equivalents,
based on the judgment of the
portfolio’s management, of which of
those sectors or mix thereof offers
the best investment prospects.

ING Intermediate Bond Portfolio	Investment Adviser:	Seeks to maximize total return
(Class I)	ING Investments, LLC	consistent with reasonable risk.
Subadviser:
ING Investment Management Co.

153385	Page 4 of 5	May 2009

Investment Adviser/
Portfolio Name	Subadviser	Investment Objective

ING International Index Portfolio	Investment Adviser:	Seeks investment results (before fees
(Class S)	ING Investments, LLC	and expenses) that correspond to the
	Subadviser:	total return of a widely accepted
	ING Investment Management Co.	International Index.

ING RussellTM Large Cap Growth	Investment Adviser:	Seeks investment results (before fees
Index Portfolio (Class I)	ING Investments, LLC	and expenses) that correspond to the
	Subadviser:	total return of the Russell Top 200®
	ING Investment Management Co.	Growth Index.

IMPORTANT INFORMATION ABOUT INVESTMENT FUNDS

CLOSED TO NEW INVESTMENT

The Investment Divisions that invest in the following Investment Funds have been closed to new investment:

  AIM V.I. Core Equity Fund
  ING BlackRock Large Cap Value Portfolio
  Van Eck Worldwide Hard Assets Fund

Contract owners who have Contract value allocated to one or more of the Investment Divisions which correspond to these Portfolios may leave their Contract value in those Investment Divisions, but future allocations and transfers into those Investment Divisions are prohibited. If your most recent premium allocation instructions includes an Investment Division that corresponds to one of these Investment Funds, premium received that would have been allocated to an Investment Division corresponding to one of these Investment Funds may be automatically allocated among the other available Investment Divisions according to your most recent premium allocation instructions. If your most recent allocation instructions do not include any available Investment Funds, you must provide us with alternative allocation instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting our ING Customer Service Center at P.O. Box 5065, Minot, ND 58702-5065, 1-877-253-5050 or www.ingservicecenter.com. See the “Your Right to Transfer Among Divisions” section beginning on page 27 of your Contract prospectus for information about making allocation changes.

MORE INFORMATION IS AVAILABLE

More information about the Portfolios available through your Contract, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each Portfolio. You may obtain these documents by contacting us at our:

ING Customer Service Center P.O. Box 5065 Minot, ND 58702-5065 1-877-253-5050

153385	Page 5 of 5	May 2009